Loans - Loans Modified in a TDR (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
Receivables [Abstract]
Subsequent default, number of contracts | contract	2	0	1
Subsequent default, recorded investment	$ 800		$ 900
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	19	44	21
Pre- modification recorded investment	$ 7,864	$ 26,132	$ 12,543
Modification: interest capitalization	846	1,345	81
Post- modification recorded investment	8,710	27,477	$ 12,624
TDRs outstanding, Accrual	70,608	68,992
TDRs outstanding, Non-accrual	9,490	7,094
Commercial loans
Financing Receivable, Modifications [Line Items]
TDRs outstanding, Accrual	965	1,005
TDRs outstanding, Non-accrual	0	$ 0
Commercial real estate loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract		2
Pre- modification recorded investment		$ 1,544
Modification: interest capitalization		0
Post- modification recorded investment		1,544
TDRs outstanding, Accrual	3,127	3,108
TDRs outstanding, Non-accrual	$ 1,336	$ 1,471
Residential mortgage loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	19	42	21
Pre- modification recorded investment	$ 7,864	$ 24,588	$ 12,543
Modification: interest capitalization	846	1,345	81
Post- modification recorded investment	8,710	25,933	$ 12,624
TDRs outstanding, Accrual	66,516	64,879
TDRs outstanding, Non-accrual	$ 8,154	$ 5,623